INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

15. INCOME TAXES

Deferred income taxes are determined using the liability method for the temporary differences between the financial reporting basis and income tax basis of the Company’s assets and liabilities. Deferred income taxes are measured based on the tax rates expected to be in effect when the temporary differences are included in the Company’s tax return. Deferred tax assets and liabilities are recognized based on anticipated future tax consequences attributable to differences between financial statement carrying amounts of assets and liabilities and their respective tax bases.

The deferred tax asset and the valuation allowance consist of the following at March 31, 2022:

March 31, 2022
Net tax loss carry-forwards	$2,041,456
Statutory rate	21%
Expected tax recovery	428,706
Change in valuation allowance	(428,706)
Income tax provision	$—

Components of deferred tax asset:
Non capital tax loss carry-forwards	$428,706
Less: valuation allowance	(428,706)
Net deferred tax asset	$—

As of the date of this filing, the Company is not current in filing their tax returns. The last return filed by the Company was December 31, 2017, and the Company has not accrued any potential penalties or interest from that period forward.  The Company will need to file returns for the year ending December 31, 2018, 2019, 2020 and 2021 which are still open for examination.

14. INCOME TAXES

Deferred income taxes are determined using the liability method for the temporary differences between the financial reporting basis and income tax basis of the Company’s assets and liabilities. Deferred income taxes are measured based on the tax rates expected to be in effect when the temporary differences are included in the Company’s tax return. Deferred tax assets and liabilities are recognized based on anticipated future tax consequences attributable to differences between financial statement carrying amounts of assets and liabilities and their respective tax bases.

The deferred tax asset and the valuation allowance consist of the following at December 31, 2021:

December 31, 2021
Net tax loss carry-forwards	$1,599,332
Statutory rate	21%
Expected tax recovery	335,860
Change in valuation allowance	(335,860)
Income tax provision	$—

Components of deferred tax asset:
Non capital tax loss carry-forwards	$335,860
Less: valuation allowance	(335,860)
Net deferred tax asset	$—

As of the date of this filing, the Company is not current in filing their tax returns. The last return filed by the Company was December 31, 2017, and the Company has not accrued any potential penalties or interest from that period forward.  The Company will need to file returns for the year ending December 31, 2018, 2019, 2020 and 2021 which are still open for examination.